UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building,
255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End	September 30

Date of Reporting Period	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance California Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.7%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,326,120
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,716,075
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,153,840
		$10,196,035
Electric Utilities — 1.1%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,992,380
		$2,992,380
Escrowed/Prerefunded — 7.1%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,402,170
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,222,336
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,533,660
625	Santa Margarita Water District, Prerefunded to 9/1/09, 6.20%, 9/1/20	668,875
		$19,827,041
General Obligations — 5.5%
$2,250	California, 4.75%, 6/1/35	$2,184,435
2,500	California, 5.50%, 11/1/33	2,656,350
2,750	California, (AMT), 5.05%, 12/1/36	2,682,515
7,710	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	7,831,432
		$15,354,732
Hospital — 15.9%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,024,310
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,514,208
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,033,120
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	2,289,870
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,310,915
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,442,300
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,433,075
1,700	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,633,445
2,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	2,895,070
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,878,046
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,543,590
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,653,425
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,014,410
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,469,430
5,000	Washington Township Health Care District, 5.00%, 7/1/37	4,806,300
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,253,962
		$44,195,476

1

Housing — 0.7%
$1,384	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,437,477
417	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	428,803
		$1,866,280
Industrial Development Revenue — 1.6%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,659,470
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,676,404
		$4,335,874
Insured-Education — 1.5%
$3,990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (1)	$4,067,180
		$4,067,180
Insured-Electric Utilities — 8.8%
$4,815	Anaheim Public Financing Authority, (Electric System Distribution Facilities), (MBIA), 4.50%, 10/1/32	$4,652,783
5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	5,272,700
9,000	Northern California Power Agency, (Hydroelectric), (MBIA), 5.125%, 7/1/23(1)	9,151,290
7,070	Southern California Public Power Authority, (Transmission Project), (MBIA), 0.00%, 7/1/15	5,284,118
		$24,360,891
Insured-Escrowed/Prerefunded — 5.7%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(2)	$2,759,850
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,519,700
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (FSA), Escrowed to Maturity, 0.00%, 1/1/28	5,935,050
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	1,592,575
		$15,807,175
Insured-General Obligations — 8.1%
$2,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$1,942,580
3,500	California, (AGC), 4.50%, 8/1/30	3,377,115
6,500	Los Angeles Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32	6,609,395
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,353,862
3,300	Puerto Rico, (FSA), Variable Rate, 6.459%, 7/1/27 (3) (4)	3,909,840
4,500	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(1)	5,188,410
		$22,381,202
Insured-Hospital — 2.8%
$2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,631,115
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	5,122,736
		$7,753,851
Insured-Lease Revenue/Certificates of Participation — 5.0%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	$3,274,440
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,682,694
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,333,550
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,464,348
		$13,755,032
Insured-Other Revenue — 1.0%
$2,750	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$2,800,187
		$2,800,187

2

Insured-Special Tax Revenue — 4.8%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$2,239,425
1,400	Palm Springs Community Redevelopment, (Merged Project No. 1), (AMBAC), 5.00%, 9/1/34	1,435,308
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27 (1)	5,524,025
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	4,240,542
		$13,439,300
Insured-Transportation — 4.8%
$4,320	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 5.00%, 7/1/23 (1)	$4,441,450
5,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32	6,078,105
2,000	San Francisco City and County Airport Commission, International Airport Revenue, (FGIC), (AMT), Variable Rate, 7.607%, 5/1/30 (3) (4)	2,018,760
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	820,332
		$13,358,647
Insured-Water and Sewer — 8.8%
$1,750	Calleguas Las Virgenes Public Financing Authority, (Municipal Water District), (MBIA), 4.25%, 7/1/32	$1,653,173
8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	7,722,640
6,675	Los Angeles Department of Water and Power, (FSA), 4.75%, 7/1/36	6,744,220
1,680	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	1,296,775
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 7.484%, 4/22/09 (5)	3,196,440
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,944,377
		$24,557,625
Lease Revenue/Certificates of Participation — 8.8%
$5,000	California Public Works, (University of California), 5.25%, 6/1/20	$5,537,000
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,553,544
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,268,979
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,722,608
6,090	Pasadena Parking Facility, 6.25%, 1/1/18	6,875,184
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,594,500
		$24,551,815
Other Revenue — 1.7%
$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$622,460
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	929,642
2,410	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	2,265,810
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.949%, 10/1/34 (3) (4)	818,811
		$4,636,723
Senior Living/Life Care — 0.4%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$226,638
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	875,470
		$1,102,108
Special Tax Revenue — 8.2%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,337,150
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	373,691
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	577,413
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,810,163
985	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	1,017,475
2,110	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	2,188,935
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,415,714
6,475	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	6,638,947
1,675	Santa Margarita Water District, 6.20%, 9/1/20	1,729,957

3

$1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	$1,000,790
350	Temecula Unified School District, 5.00%, 9/1/27	313,408
535	Temecula Unified School District, 5.00%, 9/1/37	466,878
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	965,580
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	993,730
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	906,948
		$22,736,779
Water and Sewer — 0.6%
$1,740	Metropolitan Water District of Southern California (Waterworks Revenue Authorization), 4.75%, 7/1/36 (1)	$1,764,917
		$1,764,917
	Total Tax-Exempt Investments — 106.6% (identified cost $281,891,182)	$295,841,250
	Other Assets, Less Liabilities — (6.6)%	$(18,238,078)
	Net Assets — 100.0%	$277,603,172

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 48.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 17.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $6,747,411 or 2.4% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	236 U.S. Treasury Bond	Short	$(27,605,643)	$(27,464,500)	$141,143

4

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$11,175,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$99,620
Merrill Lynch Capital Services, Inc.	$10,425,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(630,555)
Morgan Stanley Capital Services, Inc.	$3,650,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(213,688)
					$(744,623)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$257,843,610
Gross unrealized appreciation	$16,744,507
Gross unrealized depreciation	(2,621,867)
Net unrealized appreciation	$14,122,640

5

Eaton Vance Florida Municipals Fund (1)	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.8%

Principal Amount (000’s omitted)	Security	Value
Escrowed/Prerefunded — 4.4%

$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	$1,254,320
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	735,540
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,161,420
1,000	Halifax Medical Center, Prerefunded to 10/1/10, 7.25%, 10/1/24	1,121,660
500	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	526,785
3,635	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	3,847,829
605	Vista Lakes Community Development District, Prerefunded to 5/1/10, 7.20%, 5/1/32	658,754
		$10,306,308
Health Care-Miscellaneous — 0.4%
$1,003	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$1,003,421
		$1,003,421
Hospital — 8.4%
$1,910	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,819,676
2,795	Cape Canaveral Hospital District, (Cape Canaveral Hospital, Inc.), 5.25%, 1/1/28	2,800,786
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,697,692
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	240,535
2,750	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	2,857,387
4,790	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	4,654,203
2,865	South Miami Health Facility Authority, (Baptist Health), 5.00%, 8/15/42	2,839,186
2,500	West Orange Health Care District, 5.80%, 2/1/31	2,555,350
		$19,464,815
Housing — 1.8%
$1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,381,544
1,720	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	1,922,100
410	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	415,014
65	Florida Housing Finance Authority, (FHA), 6.35%, 6/1/14	65,114
485	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	488,696
		$4,272,468
Industrial Development Revenue — 4.3%
$2,314	Broward County, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,318,250
2,460	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,385,954
5,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,291,050
		$9,995,254
Insured-Education — 0.9%
$2,085	Florida Gulf Coast University Financing Corporation, (MBIA), 4.75%, 8/1/32	$2,090,609
		$2,090,609
Insured-Electric Utilities — 1.4%
$3,255	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$3,213,043
		$3,213,043
Insured-Escrowed/Prerefunded — 11.8%
$9,225	Dade County, (Baptist Hospital of Miami), (MBIA), Escrowed to Maturity, 5.75%, 5/1/21	$10,432,645
3,835	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 0.00%, 10/1/23	1,917,423

1

$7,830	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30 (3)	$8,406,419
5,600	St. Lucie Utility System, (FGIC), Escrowed to Maturity, 6.00%, 10/1/20	6,683,040
		$27,439,527
Insured-General Obligations — 1.3%
$2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	$2,995,596
		$2,995,596
Insured-Health Care-Miscellaneous — 0.0%
$19	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	$19,210
		$19,210
Insured-Hospital — 4.6%
$9,560	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	$10,769,244
		$10,769,244
Insured-Housing — 1.3%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,003,480
		$3,003,480
Insured-Lease Revenue/Certificates of Participation — 1.6%
$3,300	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	$3,637,326
		$3,637,326
Insured-Special Tax Revenue — 16.4%
$4,825	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$4,634,412
6,345	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35 (3)	6,368,159
1,500	Jacksonville, Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,259,670
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	358,060
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,427,306
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,019,050
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,927,800
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,837,551
870	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	872,740
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,956,240
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,912,490
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,690,134
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,261,920
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	4,153,644
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,987,950
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,268,000
		$37,935,126
Insured-Transportation — 19.8%
$1,225	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$1,212,860
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27 (4)	8,632,575
8,700	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (3)	8,901,405
7,680	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38 (3)	7,663,923
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,527,440
7,500	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34 (3)	7,450,250
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	564,553
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	534,523
4,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	4,818,825
3,940	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,480,951
		$45,787,305
Insured-Water and Sewer — 12.3%
$5,775	Fort Myers Utility, (FGIC), 5.50%, 10/1/29	$6,000,398
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,570,950
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,095,740

2

$10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	$11,000,941
2,600	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (3)	2,613,687
4,150	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (3)	4,243,807
		$28,525,523
Nursing Home — 3.3%
$4,085	Dade County Industrial Development Authority, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,092,108
3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,559,115
		$7,651,223
Senior Living/Life Care — 2.4%
$4,070	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$3,773,175
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,737,313
		$5,510,488
Special Tax Revenue — 12.5%
$255	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$257,948
1,185	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,145,326
535	Dupree Lakes Community Development District, 5.00%, 11/1/10	534,572
530	Dupree Lakes Community Development District, 5.00%, 5/1/12	499,297
1,015	Dupree Lakes Community Development District, 5.375%, 5/1/37	848,286
970	Fishhawk Community Development District, 6.125%, 5/1/34	984,628
235	Gateway Services Community Development District, 6.50%, 5/1/33	242,776
660	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	666,310
480	Heritage Harbor South Community Development District, (Capital Improvements), 6.50%, 5/1/34	491,554
1,320	Heritage Springs Community Development District, 5.25%, 5/1/26	1,256,468
1,100	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,117,226
180	Longleaf Community Development District, 6.20%, 5/1/09	180,036
880	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	812,082
360	New River Community Development District, (Capital Improvements), 5.35%, 5/1/38	287,708
1,230	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	962,906
6,065	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	6,218,566
2,270	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,873,431
970	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	887,657
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,684,162
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,086,000
2,770	University Square Community Development District, 6.75%, 5/1/20	2,845,483
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	376,808
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,655,324
		$28,914,554
Transportation — 1.1%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,439,187
		$2,439,187
Water and Sewer — 2.8%
$6,275	Jacksonville Electric Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,461,242
		$6,461,242
Total Tax-Exempt Investments — 112.8% (identified cost $248,316,037)		$261,434,949
Other Assets, Less Liabilities — (12.8)%		$(29,617,183)
Net Assets — 100.0%		$231,817,766

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 63.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 20.8% of total investments.

(1)	Effective January 1, 2008, the Fund changed its name to Eaton Vance Florida Plus Municipals Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2007, the aggregate value of the securities is $1,254,320 or 0.5% of the Fund’s net assets.

(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/08	243 U.S. Treasury Bond	Short	$(28,424,454)	$(28,279,125)	$145,329

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$10,025,000	4.985%	3-month USD-LIBOR- BBA	September 28, 2008/ September 28, 2038	$89,368
Merrill Lynch Capital Services, Inc.	$10,050,000	5.426%	3-month USD-LIBOR- BBA	July 9, 2008/ July 9, 2038	$(607,873)
Morgan Stanley Capital Services, Inc.	$3,800,000	5.428%	3-month USD-LIBOR- BBA	September 10, 2008/ September 10, 2038	$(222,469)
					$(740,974)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$215,798,491
Gross unrealized appreciation	$16,110,019
Gross unrealized depreciation	(3,218,561)
Net unrealized appreciation	$12,891,458

5

Eaton Vance Massachusetts Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 14.7%
$5,000	Massachusetts Development Finance Agency, (Boston College), Variable Rate, 6.511%, 7/1/42 (1) (2)	$5,370,600
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,360,905
4,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,230,240
10,000	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	9,900,600
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,008,030
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,027,500
10,000	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	9,899,900
1,700	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,774,409
4,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	4,568,200
2,000	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.35%, 6/1/28	2,001,240
		$45,141,624
Electric Utilities — 6.2%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$8,059,806
3,000	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,997,010
13,230	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	8,806,814
		$18,863,630
Escrowed/Prerefunded — 8.2%
$545	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/22	$605,473
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,879,400
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,783,332
		$25,268,205
Hospital — 8.2%
$1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$1,037,800
1,320	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,322,072
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,167,696
6,820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/29	6,910,092
5,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	5,031,950
35	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	37,128
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,542,800
		$25,049,538
Housing — 6.2%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,802,400
10,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	9,212,200
1,350	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	1,326,739
4,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,895,080
2,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	2,691,315
		$18,927,734

1

Industrial Development Revenue — 2.2%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,159,181
5,170	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,613,243
		$6,772,424
Insured-Education — 13.3%
$8,615	Massachusetts College Building Authority, (XLCA), 0.00%, 5/1/22	$4,482,729
2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	2,847,225
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,746,750
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39 (3)	6,460,920
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (4)	6,194,042
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,870,476
5,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	5,181,750
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,039,580
3,120	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/33	3,415,464
2,360	Massachusetts Health and Educational Facilities Authority, (Worcester City Campus), (FGIC), 5.00%, 10/1/31	2,428,062
		$40,666,998
Insured-Escrowed/Prerefunded — 2.9%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$218,794
6,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (4)	6,370,300
1,995	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (4)	2,204,881
		$8,793,975
Insured-General Obligations — 0.6%
$500	Plymouth, (MBIA), 5.25%, 10/15/20	$527,910
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20 (4)	1,331,376
		$1,859,286
Insured-Hospital — 0.8%
$2,250	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 8.92%, 6/23/22 (5)	$2,348,437
		$2,348,437
Insured-Lease Revenue/Certificates of Participation — 3.2%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,741,125
1,800	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (4)	1,983,996
		$9,725,121
Insured-Other Revenue — 3.4%
$8,680	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42 (4)	$10,456,291
40	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	40,127
		$10,496,418
Insured-Special Tax Revenue — 5.4%
$2,395	Martha’s Vineyard Land Bank, (AMBAC), 4.25%, 5/1/36	$2,286,962
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,042,620
4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,729,032
7,500	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	8,557,650
		$16,616,264
Insured-Student Loan — 1.7%
$5,760	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$5,166,778
		$5,166,778

2

Insured-Transportation — 12.6%
$5,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/32	$4,979,000
10,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/38	9,876,600
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	7,229,690
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,663,853
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (4)	4,658,256
5,825	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	6,237,701
		$38,645,100
Nursing Home — 1.8%
$2,320	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,326,403
3,080	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,114,373
		$5,440,776
Other Revenue — 1.5%
$4,455	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (4)	$4,707,049
		$4,707,049
Senior Living/Life Care — 2.1%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,141,125
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	532,012
1,355	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,113,742
1,545	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/35	1,406,692
2,485	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	2,236,699
		$6,430,270
Solid Waste — 1.1%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,284,873
		$3,284,873
Special Tax Revenue — 5.1%
$14,395	Massachusetts Bay Transportation Authority, 0.00%, 7/1/34	$3,764,436
8,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/22	3,994,320
7,690	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	7,884,711
		$15,643,467
Water and Sewer — 6.1%
$8,080	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$8,146,256
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	8,686,700
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,769,901
		$18,602,857
Total Tax-Exempt Investments — 107.3% (identified cost $321,047,546)		$328,450,824
Other Assets, Less Liabilities — (7.3)%		$(22,390,371)
Net Assets— 100.0%		$306,060,453

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 42.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 12.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $5,370,600 or 1.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.

4

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	538 U.S. Treasury Bond	Short	$(62,931,508)	$(62,609,750)	$321,758

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$9,800,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(193,139)
Lehman Brothers, Inc.	$12,475,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$111,209
Merrill Lynch Capital Services, Inc.	$11,700,000	5.426%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(707,673)
Morgan Stanley Capital Services, Inc.	$3,950,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(231,251)

					$(1,020,854)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$297,767,677
Gross unrealized appreciation	$13,199,726
Gross unrealized depreciation	(5,483,079)
Net unrealized appreciation	$7,716,647

5

Eaton Vance Mississippi Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.8%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 2.4%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$249,972
50	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/25 (1) (2)	50,507
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/37 (1) (2)	140,154
		$440,633
Escrowed/Prerefunded — 10.3%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,881,375
		$1,881,375
Hospital — 5.8%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$482,985
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	579,762
		$1,062,747
Industrial Development Revenue — 5.4%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$220,626
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	181,685
300	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	264,351
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	311,955
		$978,617
Insured-Bond Bank — 2.4%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$435,244
		$435,244
Insured-Education — 3.1%
$500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	$556,020
		$556,020
Insured-Electric Utilities — 5.9%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$750,697
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	333,871
		$1,084,568
Insured-Escrowed/Prerefunded — 12.4%
$750	Jackson State University Educational Building Corp., (FGIC), Prerefunded to 3/1/14, 5.00%, 3/1/29	$768,427
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), Prerefunded to 2/1/13, 5.00%, 2/1/28	269,527
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), Prerefunded to 1/1/11, 5.50%, 1/1/27	268,932
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	160,078
250	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	265,738
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	532,415
		$2,265,117
Insured-General Obligations — 10.3%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$545,680
200	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	192,024

1

$500	Mississippi Development Bank, (Public Improvements), (FSA), 4.50%, 10/1/36	$492,115
250	Mississippi, (FSA), 5.25%, 11/1/21 (3)	282,875
100	Puerto Rico, (FSA), 5.125%, 7/1/30	104,204
220	Puerto Rico, (FSA), Variable Rate, 6.459%, 7/1/27 (1) (2)	260,656
		$1,877,554
Insured-Hospital — 10.1%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$751,695
455	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (4)	474,110
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	614,410
		$1,840,215
Insured-Lease Revenue/Certificates of Participation — 5.0%
$250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.00%, 7/1/28	$257,918
600	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	661,332
		$919,250
Insured-Special Tax Revenue — 0.9%
$735	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$65,746
135	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	20,937
270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	39,706
215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	29,932
		$156,321
Insured-Transportation — 5.3%
$500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$513,045
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	258,878
175	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	187,399
		$959,322
Insured-Water and Sewer — 9.9%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$316,767
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	514,370
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	447,128
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	258,935
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), (AMBAC), 5.00%, 7/1/32	259,088
		$1,796,288
Nursing Home — 1.5%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$271,788
		$271,788
Other Revenue — 0.6%
$1,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$65,964
1,500	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	50,805
		$116,769
Special Tax Revenue — 2.7%
$485	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$497,280
		$497,280
Water and Sewer — 2.8%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$257,163
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	255,763
		$512,926
Total Tax-Exempt Investments — 96.8% (identified cost $17,070,095)		$17,652,034
Other Assets, Less Liabilities — 3.2%		$583,437
Net Assets — 100.0%		$18,235,471

2

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 67.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.3% to 23.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2007, the aggregate value of the securities is $451,317 or 2.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.

(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	8 U.S. Treasury Bond	Short	$(941,285)	$(931,000)	$10,285

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$600,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$5,349
Morgan Stanley Capital Services, Inc.	$800,000	3.9515%	SIFMA Municipal Swap Index	September 15, 2008/ September 15, 2038	$(7,957)
Morgan Stanley Capital Services, Inc.	$275,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(16,100)
					$(18,708)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,966,394
Gross unrealized appreciation	$931,614
Gross unrealized depreciation	(175,974)
Net unrealized appreciation	$755,640

4

Eaton Vance National Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 116.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.0%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,200,723
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,154,656
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	21,959,219
3,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	3,457,510
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,797,300
		$58,569,408
Education — 2.6%
$35,055	Houston, TX, Higher Education Finance Corp., 4.50%, 11/15/37	$34,515,150
31,200	Houston, TX, Higher Education Finance Corp., 4.50%, 5/15/42	30,477,720
22,035	Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35 (1)	22,836,193
50,475	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	50,270,576
4,065	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	3,836,100
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	14,148,823
		$156,084,562
Electric Utilities — 2.1%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$13,313,950
9,260	Brazos River Authority, TX, PCR, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	7,625,795
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,049,640
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,902,700
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,450,720
42,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (1)	43,140,972
42,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (1)	43,140,972
		$122,624,749
Escrowed/Prerefunded — 5.2%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), Prerefunded to 9/1/09, 6.375%, 9/1/32	$3,177,510
2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	3,122,280
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	1,881,480
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,928,984
215,825	Dawson Ridge, CO, Metropolitan District #1, Series A, Escrowed to Maturity, 0.00%, 10/1/22	113,252,010
11,175	Dawson Ridge, CO, Metropolitan District #1, Series B, Escrowed to Maturity, 0.00%, 10/1/22	5,863,969
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	51,016,154
5,690	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	6,276,013
5,675	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,154,537
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	75,255,000
8,815	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28 (1)	9,686,973

$11,260	North Miami, FL, Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	$11,919,273
10,885	Tobacco Settlement Financing Corp., NY, Prerefunded to 6/1/13, 6.75%, 6/1/39	12,661,214
3,655	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,908,328
		$310,103,725
General Obligations — 9.6%
$36,440	California, 4.75%, 9/1/35	$35,372,672
16,000	California, 5.25%, 11/1/29	16,604,480
19,930	California, 5.25%, 2/1/30	20,578,721
9,875	California, 5.50%, 11/1/33	10,492,582
42,390	California, (AMT), 5.05%, 12/1/36	41,349,749
36,130	Cypress-Fairbanks, TX, Independent School District, 4.50%, 2/15/28	35,868,419
12,189	Florida Board of Public Education, Variable Rate, 10.65%, 6/1/37 (2) (3) (4)	14,518,927
88,410	Judson, TX, Independent School District, 4.50%, 2/1/35	86,442,877
24,815	Maryland, 5.00%, 3/15/16	27,487,824
5,000	Maryland, 5.00%, 3/15/17	5,556,950
27,360	Maryland, 5.00%, 3/15/18	30,186,288
16,415	Maryland, 5.25%, 2/15/15	18,331,944
22,800	Maryland, 5.25%, 3/1/16	25,649,772
10,475	Maryland, 5.25%, 3/1/17	11,841,673
5,390	New York, NY, 5.25%, 6/1/28 (1)	5,571,659
15,000	North Carolina, 3.00%, 3/1/28	12,028,950
37,500	San Francisco, CA, Bay Area Rapid Transit District, 4.75%, 8/1/37	38,090,625
10,750	South Carolina, 3.00%, 8/1/21	9,440,112
10,000	South Carolina, 3.00%, 8/1/22	8,656,400
115,000	Texas (Transportation Commission-Mobility Fund), 4.50%, 4/1/33 (1)	113,879,900
		$567,950,524
Health Care-Miscellaneous — 0.1%
$1,840	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36 (2)	$1,885,931
1,971	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36 (2)	2,023,244
		$3,909,175
Hospital — 11.7%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)	$33,939,897
7,420	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	7,069,108
30,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	30,032,740
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	12,621,830
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	16,832,013
77,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	77,368,250
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	6,593,699
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	11,114,397
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	13,502,901
30,615	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	27,934,657
4,000	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	3,869,760
9,500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	9,418,585
27,775	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	26,723,438
67,700	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36 (1)	67,134,028
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	33,643,452
24,600	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	23,812,308

$44,055	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (1)	$44,685,868
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,439,939
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,947,000
25,000	Rochester, MN, Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27 (1)	25,408,500
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37 (1)	62,563,095
205	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37	203,577
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42 (1)	74,324,625
725	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	718,468
52,400	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 2/15/36	51,889,100
16,500	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	16,244,580
		$694,035,815
Housing — 2.7%
$6,890	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,457,362
7,610	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	7,613,120
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (2)	16,578,400
10,770	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.85%, 8/15/31	12,243,982
13,355	Georgia Housing and Finance Authority, Singlefamily Housing, (AMT), 5.20%, 12/1/32	13,143,590
8,845	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	9,101,593
9,000	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	8,844,840
14,750	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	14,846,908
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,842,851
65,720	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	63,398,770
		$161,071,416
Industrial Development Revenue — 12.6%
$6,850	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,346,214
10,260	Bedford County, VA, Industrial Development Authority, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,021,763
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,154,780
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,065,488
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,113,880
29,090	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	24,469,054
23,590	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	21,277,236
3,500	Effingham County, GA, Industrial Development Authority, Pollution Control Revenue, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,387,510
13,290	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	12,295,908
5,905	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	5,995,287
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	30,340,800
38,550	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	40,793,996
98,100	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	103,811,055
42,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	44,445,100
115,730	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37 (6)	127,991,594
5,505	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,453,143
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series A, 7.375%, 1/15/22	10,097,000
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series B, 7.375%, 1/15/22	15,145,200
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), Series C, 7.375%, 1/15/22	3,533,880
5,025	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	5,025,402
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	17,641,868
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,493,065

$7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.50%, 8/1/16	$7,447,300
15,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.75%, 8/1/31	16,397,250
29,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	31,355,090
10,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	10,640,300
12,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	13,587,500
2,567	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,566,984
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,066,850
160,425	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	154,179,655
		$748,140,152
Insured-Education — 1.8%
$4,905	Alabama State Board of Education, (Jefferson State Community College), (MBIA), 4.625%, 10/1/32	$4,908,188
43,060	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	41,726,432
9,395	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	8,993,176
23,920	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	23,375,820
22,675	University of California, (MBIA), 4.75%, 5/15/33	22,853,679
7,720	University of California, (MBIA), 4.75%, 5/15/37	7,772,342
		$109,629,637
Insured-Electric Utilities — 3.6%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$7,789,800
56,355	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	53,802,682
20,000	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	20,037,800
38,190	Matagorda County ,TX, Navigation District No.1, (AEP Texas Central Co.), (MBIA), 5.20%, 5/1/30	39,126,419
78,990	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	75,838,299
18,000	Sacramento, CA, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28 (1)	18,457,740
		$215,052,740
Insured-Escrowed/Prerefunded — 2.9%
$18,450	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33 (1)	$20,367,694
78,360	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36 (1)	86,504,738
19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20 (1)	20,785,905
41,010	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23 (1)	45,582,820
		$173,241,157
Insured-General Obligations — 8.9%
$11,270	Beaverton, OR, School District, (FSA), 4.125%, 6/1/25	$10,964,921
9,105	Beaverton, OR, School District, (FSA), 4.125%, 6/1/26	8,776,492
40,000	California, (AGC), 5.00%, 11/1/37 (1)	41,750,640
34,995	California, (AMBAC), 5.00%, 2/1/28 (1)	38,093,457
12,000	California, (MBIA), 4.75%, 3/1/31	12,023,040
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	7,132,789
50,985	Detroit, MI, School District, (FSA), 5.25%, 5/1/32	57,786,909
100,000	District of Columbia, (FGIC), 4.50%, 6/1/37	96,286,000
26,340	District of Columbia, (FGIC), Variable Rate, 5.439%, 6/1/33 (2) (3)	26,485,662
21,125	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 4.75%, 6/1/37	21,270,974
12,250	Frisco, TX, Independent School District, (FSA), 3.75%, 8/15/38	10,344,145
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,600,629
8,500	Georgia, (MBIA), 2.00%, 9/1/24	6,087,615
51,625	Los Angeles, CA, Unified School District, 4.75%, 7/1/32	52,493,849
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	9,098,500
32,340	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	36,645,748
90,790	Texas (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	89,590,664
		$528,432,034

Insured-Hospital — 0.5%
$15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38 (1)	$16,811,258
7,560	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	7,838,359
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,156,300
		$29,805,917
Insured-Housing — 0.2%
$10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	$9,942,300
		$9,942,300
Insured-Lease Revenue/Certificates of Participation — 2.0%
$82,195	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$78,330,191
19,715	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	19,444,313
10,000	Orange County, VA, Economic Development Authority, (Various Projects), (AGC), 4.50%, 2/1/34	9,548,800
6,350	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/34	5,909,120
8,020	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/39	7,349,127
		$120,581,551
Insured-Other Revenue — 3.3%
$115,985	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$118,101,726
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	3,929,250
13,525	New York City, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	13,468,466
7,335	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	7,041,380
55,475	New York City, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	55,132,719
		$197,673,541
Insured-Ports — 0.6%
$37,015	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$33,423,435
		$33,423,435
Insured-Special Tax Revenue — 9.3%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,430,573
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,161,957
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,310,200
43,225	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	40,363,073
72,275	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	71,399,027
3,860	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35	3,785,000
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	29,172,844
43,140	New York Urban Development Corp., Personal Income Tax, (MBIA), 4.50%, 3/15/37	42,210,333
40,110	New York, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	37,689,763
1,756,680	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	157,135,026
156,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	24,243,669
310,060	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	45,597,424
247,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	34,492,451
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	6,431,704
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,792,275
35,375	San Jose Redevelopment Agency, CA, (Merged Area), (XLCA), 4.25%, 8/1/36	31,092,503
		$553,307,822
Insured-Student Loan — 0.8%
$51,865	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$46,523,424
		$46,523,424
Insured-Transportation — 10.6%
$10,000	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	$10,129,700
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36 (7)	45,742,785

$10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	$2,064,200
25,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	5,019,001
75,300	Indianapolis, IN, Local Public Improvement Bond Bank, (Indianapolis Airport Authority), (AMBAC), (AMT), 5.00%, 1/1/36 (1)	74,184,431
40,525	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	39,938,198
5,240	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37	5,254,043
151,030	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	147,581,985
19,750	New Jersey Transportation Trust Fund Authority, (AMBAC), Variable Rate, 7.957%, 12/15/37 (2) (3)	21,033,750
80,940	Orlando and Orange County, FL, Expressway Authority, (FSA), 4.50%, 7/1/35	77,791,434
26,945	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	24,822,542
19,975	Port Authority of New York and New Jersey, (FSA), 4.50%, 12/1/36	18,355,627
20,995	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	18,625,504
80,255	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	87,213,911
10,000	San Francisco, CA, City and County Airport Commission, International Airport Revenue, (FGIC), (AMT), Variable Rate, 7.607%, 5/1/30 (2) (3)	10,093,800
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	13,490,892
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	24,811,500
7,485	Tri-County, OR, Metropolitan Transportation District, (MBIA), 4.25%, 9/1/31	7,091,588
		$633,244,891
Insured-Water and Sewer — 6.3%
$11,915	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$12,032,482
83,340	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	80,647,285
29,780	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	28,584,333
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,594,238
22,160	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	22,048,978
11,900	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	11,722,214
7,925	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	7,357,015
55,380	Honolulu, HI, City and County Wastewater System, (MBIA), 4.50%, 7/1/37	54,271,846
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	12,765,832
40,770	New York City, NY, Municipal Finance Authority, (FGIC), 4.50%, 6/15/39	39,553,831
58,235	New York City, NY, Municipal Finance Authority, (FSA), 4.25%, 6/15/39	54,258,714
31,360	San Francisco, CA, City and County Public Utilities Commission, Water Revenue, (FSA), 4.25%, 11/1/33	29,914,304
20,805	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	18,416,378
		$377,167,450
Nursing Home — 0.9%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31 (8)	$3,376,133
9,270	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,316,999
2,150	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,152,881
12,650	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	12,791,174
11,315	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	10,604,418
10,375	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,386,931
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,564,085
2,125	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,128,761
		$54,321,382
Other Revenue — 7.7%
$424,285	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$24,803,701
125,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	118,650,416
46,455	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	43,675,597
10,000	Main Street National Gas Inc., GA, 5.50%, 9/15/28	9,871,400
26,540	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	25,888,974
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37 (2)	11,784,600
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37 (2)	18,271,350
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	1,527,166

$23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	$3,357,297
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	1,537,050
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	1,875,669
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	866,460
115,000	Texas Municipal Gas Aquisition and Supply Corp., Variable Rate, 3.894%, 12/15/17 (5)	108,955,600
37,685	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	30,815,025
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	6,885,678
36,000	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37 (1)	40,920,240
3,745	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	3,771,889
2,275	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	2,316,883
		$455,774,995
Pooled Loans — 0.5%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32 (1)	$27,475,556
		$27,475,556
Senior Living/Life Care — 1.0%
$9,260	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$9,548,542
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (8)	5,528,301
6,680	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (8)	6,027,297
600	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	591,174
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (8)	8,269,204
12,495	North Miami, FL, Health Care Facilities Revenue, (Imperial Club), 6.125%, 1/1/42	11,583,740
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23 (8)	7,096,114
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (8)	11,445,471
		$60,089,843
Special Tax Revenue — 2.0%
$6,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$5,813,700
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	9,812,500
1,815	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,768,046
31,430	New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/19 (9)	34,379,706
26,385	New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/22 (9)	28,404,508
463,895	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	34,847,792
4,045	University Square, FL, Community Development District, 6.75%, 5/1/20	4,155,226
		$119,181,478
Transportation — 2.8%
$13,000	Metropolitan Transportation Authority, NY, Series B, 4.50%, 11/15/37	$12,217,140
101,500	Port Authority of New York and New Jersey, 4.75%, 4/15/37 (1)	96,565,578
17,295	Port Authority of New York and New Jersey, 5.00%, 11/15/20	18,583,823
7,395	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	7,061,781
14,000	Texas Transportation Commission Revenue, 5.00%, 4/1/18	15,291,220
18,020	Texas Transportation Commission Revenue, 5.00%, 4/1/19	19,567,738
		$169,287,280
Water and Sewer — 3.4%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$24,027,412
13,895	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.25%, 6/15/33	13,086,172
121,150	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (1)	122,535,956
10,000	Texas Water Development Board, 5.00%, 7/15/21 (9)	10,724,900
30,865	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	30,188,131
		$200,562,571
Total Tax-Exempt Investments (identified cost $6,900,090,510)		$6,937,208,530

Short-Term Investments — 1.3%

Principal
Amount
(000’s omitted)	Security	Value
$34,000	Pennsylvania Housing Finance Agency, (AMT), Variable Rate, 5.99%, 10/1/34 (5)	$34,000,000
45,000	Rapidies, LA, Finance Authority Revenue, (FGIC), (AMT), Variable Rate, 6.99%, 11/1/37 (5)	45,000,000
Total Short-Term Investments (identified cost $79,000,000)		$79,000,000
Total Investments — 118.0% (identified cost $6,979,090,510)		$7,016,208,530
Other Assets, Less Liabilities — (18.0)%		$(1,069,338,620)
Net Assets — 100.0%		$5,946,869,910

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue
XLCA	—	XL Capital Assurance, Inc.

At December 31, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.1%
California	17.3%
Texas	13.3%
Others, representing less than 10% individually	66.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 43.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 14.1% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $124,557,144 or 2.1% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a decline in the market value of the security.
(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2007.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(8)	Security is in default with respect to scheduled principal payments.
(9)	When-issued security.

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	22,000 U.S. Treasury Bond	Short	$(2,582,649,563)	$(2,560,250,000)	$22,399,563

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$55,000,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(1,083,943)
Lehman Brothers, Inc.	$40,150,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$357,918
Merrill Lynch Capital Services, Inc.	$100,000,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(6,048,487)
Morgan Stanley Capital Services, Inc.	$100,000,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(5,854,459)
					$(12,628,971)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,998,687,388
Gross unrealized appreciation	$181,196,998
Gross unrealized depreciation	(123,535,857)
Net unrealized appreciation	$57,661,141

Eaton Vance New York Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.2%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.9%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$3,906,557
		$3,906,557
Education — 16.7%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$3,086,560
900	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	886,644
500	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 4.50%, 7/1/36	459,395
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	2,067,146
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,945,425
2,400	New York Dormitory Authority, (City University), 7.50%, 7/1/10	2,539,152
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,706,950
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (2)	20,575,898
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,194,976
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,249,080
770	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	726,641
2,650	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,456,232
		$71,894,099
Electric Utilities — 2.1%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,546,515
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 8.043%, 7/1/26 (3)	2,658,125
4,900	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,902,058
		$9,106,698
Escrowed/Prerefunded — 3.8%
$2,415	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	$2,618,415
1,495	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	1,546,652
2,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	2,189,220
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,934,062
		$16,288,349
General Obligations — 1.9%
$2,250	New York City, 5.25%, 8/15/26	$2,344,950
5,755	New York City, 5.25%, 9/15/33	5,936,052
		$8,281,002
Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$316,370
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	114,752
70	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	73,024
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	172,128
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	151,264
		$827,538

1

Hospital — 10.0%
$995	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$1,017,457
3,070	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	3,134,930
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	3,012,930
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,264,450
560	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	579,718
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,407,345
11,490	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (4)	11,654,537
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,933,200
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,375,125
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,715,487
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	986,750
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,089,850
		$43,171,779
Housing — 6.0%
$3,445	New York City Housing Development Corp., (Linden Boulevard Apartments), (FNMA), (AMT), 4.75%, 1/15/39	$3,150,590
10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	10,532,367
3,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40	3,258,325
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,726,390
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,989,410
		$25,657,082
Industrial Development Revenue — 8.5%
$3,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$3,174,630
7,995	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (4)	8,460,443
6,750	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	7,465,162
3,500	New York City Industrial Development Agency, (American, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,724,105
10,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	10,246,005
1,965	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	1,990,683
1,520	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,575,936
		$36,636,964
Insured-Education — 6.0%
$12,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27	$14,702,875
3,335	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	3,094,747
7,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35	7,921,465
		$25,719,087
Insured-Electric Utilities — 3.8%
$4,975	Long Island Power Authority, Electric System Revenue, (MBIA), 4.25%, 5/1/33	$4,659,933
5,830	New York Power Authority, (MBIA), 4.50%, 11/15/47	5,638,893
6,000	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (4)	6,012,960
		$16,311,786
Insured-Escrowed/Prerefunded — 5.5%
$15,135	New York City Cultural Resource Trust, (American Museum of Natural History), (AMBAC), Prerefunded to 7/1/09, 5.75%, 7/1/29 (4)	$15,902,949

2

$16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$6,063,599
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, Variable Rate, 8.16%, 7/1/29 (5) (6)	1,777,725
		$23,744,273
Insured-General Obligations — 0.7%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$782,432
675	Jamestown, (AMBAC), 7.10%, 3/15/12	779,328
675	Jamestown, (AMBAC), 7.10%, 3/15/13	794,529
515	Jamestown, (AMBAC), 7.10%, 3/15/14	619,612
		$2,975,901
Insured-Lease Revenue/Certificates of Participation — 5.5%
$20,165	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$19,216,842
1,086	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (4)	1,120,740
3,013	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (4)	3,252,415
		$23,589,997
Insured-Other Revenue — 2.2%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,110,520
3,965	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	3,948,426
1,500	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,490,745
		$9,549,691
Insured-Solid Waste — 0.7%
$3,015	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	$3,058,356
		$3,058,356

Insured-Special Tax Revenue — 2.6%
$3,850	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,846,419
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,365,403
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,177,818
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	908,482
		$11,298,122

Insured-Transportation — 6.0%
$3,920	Metropolitan Transportation Authority, (FGIC), 4.75%, 11/15/37	$3,930,506
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29 (4)	3,592,890
5,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	4,679,848
6,970	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34	7,575,345
5,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32	6,078,105
		$25,856,694

Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,538,169
		$2,538,169

Lease Revenue/Certificates of Participation — 7.5%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$32,136,588
		$32,136,588

Other Revenue — 3.9%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,980,920
3,770	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/36	3,778,973
10,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (4)	11,094,055
		$16,853,948

3

Senior Living/Life Care — 0.9%
$2,670	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (7)	$2,409,114
800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	803,480
550	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	506,314
		$3,718,908
Special Tax Revenue — 3.4%
$50,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$3,756,000
10,520	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	10,786,366
		$14,542,366
Transportation — 8.8%
$10,000	Metropolitan Transportation Authority, 4.50%, 11/15/37	$9,397,800
5,500	Metropolitan Transportation Authority, 5.00%, 11/15/35	5,616,325
65	Port Authority of New York and New Jersey, 5.00%, 11/15/37	67,172
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37 (4)	12,400,860
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,931,100
7,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	7,285,664
		$37,698,921
Water and Sewer — 4.0%
$2,605	New York City Municipal Water Finance Authority, 4.25%, 6/15/33	$2,453,363
2,750	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), Series A, 4.50%, 6/15/36	2,691,590
12,420	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), Series B, 4.50%, 6/15/36 (4)	12,098,757
		$17,243,710
Total Tax-Exempt Investments — 112.2% (identified cost $464,643,813)		$482,606,585
Other Assets, Less Liabilities — (12.2)%		$(52,540,131)
Net Assets— 100.0%		$430,066,454

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 30.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 13.6% of total investments.

(1)	Security is in bankruptcy but continues to make full interest payments.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $1,777,725 or 0.4% of the Fund’s net assets.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(7)	Security is in default with respect to scheduled principal payments.

4

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	550 U.S. Treasury Bond	Short	$(64,713,309)	$(64,006,250)	$707,059

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$17,800,000	4.985%	3-month USD-LIBOR- BBA	September 28, 2008/ September 28, 2038	$158,679
Merrill Lynch Capital Services, Inc.	$17,500,000	5.426%	3-month USD-LIBOR- BBA	July 9, 2008/ July 9, 2038	$(1,058,485)
Morgan Stanley Capital Services, Inc.	$6,200,000	5.428%	3-month USD-LIBOR- BBA	September 10, 2008/ September 10, 2038	$(362,977)
Morgan Stanley Capital Services, Inc.	$16,000,000	3.9515%	SIFMA Municipal Swap Index	September 15, 2008/ September 15, 2038	$(159,132)
					$(1,421,915)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$406,745,655
Gross unrealized appreciation	$23,248,400
Gross unrealized depreciation	(4,265,470)
Net unrealized appreciation	$18,982,930

5

Eaton Vance Ohio Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$1,905	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$1,863,261
		$1,863,261
Education — 0.5%
$550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	$666,798
1,055	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29	1,070,751
		$1,737,549
Electric Utilities — 0.6%
$1,640	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,687,626
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/25 (1) (2)	126,267
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/37 (1) (2)	350,385
		$2,164,278
Escrowed/Prerefunded — 6.6%
$1,960	Highland County, (Joint Township Hospital District), Prerefunded to 12/1/09, 6.75%, 12/1/29	$2,118,858
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	1,304,003
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	7,861,222
2,500	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), Prerefunded to 10/1/12, 5.50%, 10/1/21	2,745,025
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,182,420
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,373,547
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,830,771
		$22,415,846
General Obligations — 0.2%
$580	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	$581,218
		$581,218
Hospital — 6.5%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,398,181
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	483,720
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	2,329,861
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,064,200
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,231,813
2,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	1,845,760
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,272,200
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,820,700
3,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	3,446,065
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	864,727
		$21,757,227

1

Industrial Development Revenue — 4.6%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,452,272
2,890	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,950,835
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,193,750
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,165,800
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	776,036
3,165	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,824,161
		$15,362,854
Insured-Education — 3.0%
$1,000	Miami University, (AMBAC), 3.25%, 9/1/26	$826,420
1,500	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	1,564,050
2,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (3)	2,140,621
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,348,683
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,097,800
		$9,977,574
Insured-Electric Utilities — 8.1%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	$2,007,540
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	2,037,460
11,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	11,143,040
5,080	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	5,201,310
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,263,270
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	999,925
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,800,345
2,700	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (3)	2,705,832
		$27,158,722
Insured-Escrowed/Prerefunded — 6.8%
$1,500	Amherst School District, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/26	$1,601,175
1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	1,361,550
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,089,270
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	506,043
2,390	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	2,531,847
2,490	Hamilton County, Sales Tax Revenue, (MBIA), Prerefunded to 6/1/08, 5.00%, 12/1/27	2,535,542
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,621,866
1,500	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,661,925
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	3,339,210
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,421,082
1,000	Springfield City School District, (Clark County), (FGIC), Prerefunded to 12/1/11, 5.20%, 12/1/23	1,093,230
4,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29 (3)	4,241,240
		$23,003,980
Insured-General Obligations — 36.8%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,907,700
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	748,325
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), 5.25%, 12/1/29	11,089,800
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,103,080
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,482,021

2

$1,000	Cleveland, (FGIC), 4.75%, 11/15/27	$1,022,350
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,774,050
4,000	Fairview Park, (MBIA), 5.00%, 12/1/25	4,209,360
1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	1,029,680
3,085	Hamilton City School District, (FSA), 4.25%, 12/1/30	2,935,038
1,120	Hamilton City School District, (FSA), 5.00%, 12/1/18	1,227,946
2,890	Hilliard School District, (MBIA), 5.00%, 12/1/27	3,032,968
6,580	Indian Lake Local School District, (School Facilities Construction), (MBIA), 5.00%, 12/1/34	6,878,864
4,000	Jackson Local School District, (Stark and Summit County), (XLCA), 4.25%, 12/1/33	3,739,160
10,000	Kings County Local School District, (MBIA), 5.00%, 12/1/33	10,481,700
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,238,434
1,965	Lakewood City School District, (FSA), 4.50%, 12/1/26	1,976,652
5,500	Lakota Ohio Local School District, (FSA), 5.00%, 12/1/29	5,742,715
9,605	Maderia City School District, (FSA), 5.25%, 12/1/32	10,903,788
3,505	Mahoning County, (FSA), 5.00%, 12/1/27	3,702,717
3,525	Mason City School District, (FSA), 5.25%, 12/1/31	3,990,758
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,958,084
1,000	Orrville City School District, (AMBAC), 5.25%, 12/1/35	1,068,920
1,000	Painesville City School District, (MBIA), 4.75%, 12/1/32	1,008,830
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,704,791
2,115	Pickerington Local School District, (MBIA), 4.00%, 12/1/26	1,990,215
8,340	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	7,935,010
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,037,265
1,000	South-Western City School District, (FSA), 4.25%, 12/1/26	966,370
2,000	Springboro Community City School District, (FSA), 5.25%, 12/1/30	2,260,940
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/32	5,676,100
5,000	Trotwood-Madison City School District, (School Improvements), (FSA), 4.50%, 12/1/30	4,975,750
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,239,456
		$124,038,837
Insured-Hospital — 3.2%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children’s Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,037,490
5,000	Butler County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/31	5,042,250
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	511,155
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,308,138
2,845	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	2,861,017
		$10,760,050
Insured-Lease Revenue/Certificates of Participation — 0.6%
$845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	$874,930
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.25%, 5/1/21	1,318,530
		$2,193,460
Insured-Special Tax Revenue — 2.3%
$610	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$632,747
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,584,556
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,289,450
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	129,470
3,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27 (3)	3,977,298
		$7,613,521
Insured-Transportation — 10.3%
$1,765	Butler County Transportation Improvement District, (XLCA), 4.75%, 12/1/25	$1,797,794
5,000	Cleveland Airport, (FSA), 5.00%, 1/1/24	5,211,550
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24 (4)	7,973,630
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	5,391,500
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,761,400

3

$4,765	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32	$5,265,849
6,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32 (3)	6,445,260
		$34,846,983
Insured-Water and Sewer — 2.9%
$5,000	Cleveland Waterworks, (MBIA), 5.00%, 1/1/37	$5,211,550
3,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	3,417,225
1,060	Toledo Waterworks, (MBIA), 5.00%, 11/15/25	1,115,205
		$9,743,980
Nursing Home — 0.4%
$1,195	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,288,533
		$1,288,533
Other Revenue — 5.3%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$1,349,841
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	2,184,091
9,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)	9,509,190
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,696,992
		$17,740,114
Pooled Loans — 3.5%
$760	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$727,814
725	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	691,657
200	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	200,660
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,472,256
465	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	466,609
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32 (3)	8,023,121
415	Toledo Lucas County, Port Authority Development, (AMT), 5.125%, 11/15/25	391,100
		$11,973,217
Senior Living/Life Care — 0.0%
$40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	$40,000
		$40,000
Special Tax Revenue — 1.1%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,146,520
1,395	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,523,005
		$3,669,525
Water and Sewer — 2.1%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,049,500
4,000	Cincinnati Water System Authority, 5.00%, 12/1/32	4,199,240
		$7,248,740
Total Tax-Exempt Investments (identified cost $348,471,531)		$357,179,469

Short-Term Investments — 0.9%

Principal
Amount
(000’s omitted)	Security	Value
$3,000	Franklin County, (Trinity Health), (FSA), Variable Rate, 3.50%, 12/1/30 (5)	$3,000,000
Total Short-Term Investments (identified cost $3,000,000)		$3,000,000
Total Investments — 106.8% (identified cost $351,471,531)		$360,179,469
Other Assets, Less Liabilities — (6.8)%		$(23,065,800)
Net Assets— 100.0%		$337,113,669

4

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 70.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 22.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2007, the aggregate value of the securities is $476,652 or 0.1% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2007.

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	349 U.S. Treasury Bond	Short	$(40,862,762)	$(40,614,875)	$247,887

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$4,300,000	5.426%	3-month USD-LIBOR- BBA	July 9, 2008/ July 9, 2038	$(260,085)
					$(260,085)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$325,580,584
Gross unrealized appreciation	$11,201,443
Gross unrealized depreciation	(3,722,558)
Net unrealized appreciation	$7,478,885

5

Eaton Vance Rhode Island Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.9%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$507,035
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,131,460
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	416,544
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	488,105
		$3,543,144
Electric Utilities — 0.9%
$150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/25 (1) (2)	$151,521
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/37 (1) (2)	420,462
		$571,983
Escrowed/Prerefunded — 1.9%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,136,790
		$1,136,790
General Obligations — 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$157,246
		$157,246
Hospital — 0.8%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$502,090
		$502,090
Housing — 3.1%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$898,560
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	968,530
		$1,867,090
Industrial Development Revenue — 3.5%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$988,460
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,115,387
		$2,103,847
Insured-Education — 15.7%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,197,896
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	936,189
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,037,790
1,575	Rhode Island Health and Educational Building Corp., (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,611,241
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	1,029,740
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	520,665
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,639,328
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	515,190
		$9,488,039
Insured-Electric Utilities — 2.7%
$975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$649,028
900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	1,001,613
		$1,650,641

1

Insured-Escrowed/Prerefunded — 8.1%
$1,000	North Kingstown, (FGIC), Prerefunded to 10/1/09, 5.875%, 10/1/25 (4)	$1,058,190
1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	1,062,025
230	Rhode Island Depositors Economic Protection Corp., (FSA), Escrowed to Maturity, 5.75%, 8/1/21	274,128
500	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/09	521,515
1,000	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/12	1,108,420
800	Rhode Island Health and Educational Building Corp., (University of Rhode Island), (AMBAC), Prerefunded to 9/15/10, 5.70%, 9/15/30	860,792
		$4,885,070
Insured-General Obligations — 7.3%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$631,230
500	Puerto Rico, (FSA), Variable Rate, 6.459%, 7/1/27 (1) (2)	592,400
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	616,368
1,850	Rhode Island and Providence Plantations, (MBIA), 5.00%, 11/15/25	1,957,892
575	Warwick, (AMBAC), 5.00%, 7/15/21	603,508
		$4,401,398
Insured-Hospital — 7.0%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,934,884
2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	2,281,365
		$4,216,249
Insured-Housing — 4.7%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.00%, 10/1/48	$927,960
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	400,056
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	497,115
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,008,860
		$2,833,991
Insured-Lease Revenue/Certificates of Participation — 2.9%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$705,262
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,030,880
		$1,736,142
Insured-Pooled Loans — 2.4%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$966,620
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	502,850
		$1,469,470
Insured-Solid Waste — 1.3%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$761,782
		$761,782
Insured-Special Tax Revenue — 9.1%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,477,767
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	92,864
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	474,368
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	356,590
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	626,780
2,145	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	191,870
395	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	61,261
785	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	115,442
630	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	87,709
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,040,170
		$5,524,821
Insured-Transportation — 10.6%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	$1,617,450
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,070,850
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/33	1,658,700
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,029,610
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	1,016,970
		$6,393,580

2

Insured-Water and Sewer — 4.1%
$1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$1,041,240
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,038,620
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	381,066
		$2,460,926
Nursing Home — 4.5%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$526,105
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,214,272
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	1,000,270
		$2,740,647
Other Revenue — 3.7%
$250	Central Falls Detention Facility Revenue, 7.25%, 7/15/35	$267,988
1,545	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)	1,632,411
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	330,386
		$2,230,785
Special Tax Revenue — 3.3%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,445,701
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	530,400
		$1,976,101
Total Tax-Exempt Investments — 103.8% (identified cost $61,554,037)		$62,651,832
Other Assets, Less Liabilities — (3.8)%		$(2,295,661)
Net Assets— 100.0%		$60,356,171

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 75.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 26.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2007, the aggregate value of the securities is $1,164,383 or 1.9% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	16 U.S. Treasury Bond	Short	$(1,871,569)	$(1,862,000)	$9,569

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,900,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(37,445)
Lehman Brothers, Inc.	$2,525,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$22,509
Merrill Lynch Capital Services, Inc.	$2,400,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(145,164)
Morgan Stanley Capital Services, Inc.	$850,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(49,763)
					$(209,863)

The effective date represent the date on which the Fund and the counterparty to the interest swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,118,836
Gross unrealized appreciation	$2,121,834
Gross unrealized depreciation	(1,008,838)
Net unrealized appreciation	$1,112,996

4

Eaton Vance West Virginia Municipals Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.3%
$750	Shepherd College Board of Governors, 5.125%, 12/1/33	$752,872
		$752,872
Electric Utilities — 3.6%
$500	Harrison County Commission, (Allegheny Energy), (ATM), 5.50%, 10/15/37	$483,265
500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	503,065
50	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/25 (1) (2)	50,507
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/37 (1) (2)	140,154
		$1,176,991
Escrowed/Prerefunded — 12.3%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,751,575
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,235,688
		$3,987,263
Housing — 5.9%
$800	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	$731,520
1,190	West Virginia Housing Development Fund, (AMT), 5.10%, 11/1/27	1,184,776
		$1,916,296
Industrial Development Revenue — 2.8%
$1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$892,310
		$892,310
Insured-Education — 9.2%
$750	Fairmont College, Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$767,782
750	Shepherd University Board of Governors, (Wellness Center Project), (MBIA), 4.50%, 6/1/37	727,942
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	460,328
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	510,315
500	West Virginia University, (FGIC), 4.75%, 10/1/35	490,510
		$2,956,877
Insured-Electric Utilities — 14.1%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$253,722
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29 (3)	1,023,190
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (4)	1,803,888
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (4)	500,807
1,000	West Virginia Economic Development Authority, (Ohio Power Co.), (AMBAC), (AMT), 4.90%, 6/1/37	973,070
		$4,554,677
Insured-Escrowed/Prerefunded — 1.6%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	$512,700
		$512,700

1

Insured-General Obligations — 8.8%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,035,620
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	256,693
190	Puerto Rico, (FSA), 5.125%, 7/1/30	197,988
300	Puerto Rico, (FSA), Variable Rate, 6.459%, 7/1/27 (1) (2)	355,440
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	1,006,366
		$2,852,107
Insured-Hospital — 5.2%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$523,100
1,100	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,154,373
		$1,677,473
Insured-Lease Revenue/Certificates of Participation — 3.2%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$514,445
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	510,870
		$1,025,315
Insured-Special Tax Revenue — 4.7%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,258,324
1,225	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	109,576
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	34,895
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	65,442
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	49,423
		$1,517,660
Insured-Transportation — 3.3%
$740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (4)	$797,942
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	278,680
		$1,076,622
Insured-Water and Sewer — 20.5%
$500	Crab Orchard-MacArthur, Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	$505,785
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	515,000
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	773,333
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	513,650
500	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/33	514,160
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	519,430
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	501,755
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	773,235
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	1,000,990
1,000	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	999,190
		$6,616,528
Lease Revenue/Certificates of Participation — 1.3%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$405,964
		$405,964
Senior Living/Life Care — 0.8%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$268,446
		$268,446

2

Special Tax Revenue — 5.5%
$12,500	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$939,000
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	835,636
		$1,774,636
Total Tax-Exempt Investments — 105.1% (identified cost $33,415,452)		$33,964,737
Other Assets, Less Liabilities — (5.1)%		$(1,659,534)
Net Assets— 100.0%		$32,305,203

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue

The Fund invests primarily in debt securities issued by West Virginia municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 67.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 22.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2007, the aggregate value of the securities is $546,101 or 1.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

3

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	27 U.S. Treasury Bond	Short	$(3,176,835)	$(3,142,125)	$34,710

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,275,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$11,366
Merrill Lynch Capital Services, Inc	$1,250,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(75,606)
Morgan Stanley Capital Services, Inc.	$450,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(26,345)
					$(90,585)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,319,611
Gross unrealized appreciation	$1,245,096
Gross unrealized depreciation	(654,970)
Net unrealized appreciation	$590,126

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	February 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 25, 2008